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                         UNITED STATES                OMB APPROVAL
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               SECURITIES AND EXCHANGE COMMISSION   OMB Number: 3235-0456
                     Washington, D.C. 20549         Expires:August 31, 2000
                                                    Estimated
                                                    average burden
                                                    hours per
                                                    response........1
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                           FORM 24F-2
                ANNUAL NOTICE OF SECURITIES SOLD
                     PURSUANT TO RULE 24F-2

    Read instructions at end of Form before preparing Form.

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    1.  Name and address of issuer:

        PaineWebber Investment Trust
        1285 Avenue of the Americas
        New York, NY 10019

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    2.  The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /_/

        PaineWebber Global Equity Fund
        (Class A, B, C and Y shares)

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3.    Investment Company Act File Number:

           811-6292

        Securities Act File Number:

           33-39659


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    4(a). Last day of fiscal year for which this Form is filed:

           October 31, 1998

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    4(b). /_/  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON
        THE REGISTRATION FEE DUE.

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    4(c). /_/  Check box if this is the last time the issuer will be filing this
               Form.

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

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      5. Calculation of registration fee:

         (i)    Aggregate sale price                          $    774,721,732
                of securities sold                              --------------
                during the fiscal year
                pursuant to section
                24(f):

         (ii)   Aggregate price of        $    831,906,775
                securities redeemed or     ---------------
                repurchased during the
                fiscal year

         (iii)  Aggregate price of        $    105,864,874
                securities redeemed or     ---------------
                repurchased during any
                PRIOR fiscal year
                ending no earlier than
                October 1, 1995 that
                were not previously
                used to reduce
                registration fees
                payable to the
                Commission:

         (iv)   Total available redemption credits            -$   937,771,649
                                                                --------------
                [add Items 5(ii) and 5(iii)]:


         (v)    Net sales - if item                            $             0
                5(i) is greater than                            --------------
                Item 5(iv) [subtract
                item 5(iv) from Item
                5(i)]:

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         (vi)   Redemption credits
                available for use in      $(   163,049,917)
                future years  -- if          -------------
                Item 5(i) is less than
                Item 5(iv) [subtract
                Item 5(iv) from Item
                5(i)]:
     ------------------------------------------------------

         (vii)  Multiplier for
                determining                                   x$             0
                registration fee (See                           --------------
                Instruction C.9):

         (viii) Registration fee
                due [multiply Item                            =$             0
                5(v) by Item 5(vii)]                            --------------
                (enter "0" if no fee
                is due):

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      6.  Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
           deducted here:       0
                          -------. If there is a number of shares or other
           units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
           that number here:   7,426,208.
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     7.   Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                              +$             0
                                                                --------------
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      8.  Total of the amount of the registration fee due plus any interest due
          [line 5(viii) plus line 7]:

                                                              =$             0
                                                                --------------
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
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     9. Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:



                Method of Delivery:

                                /_/     Wire Transfer

                                /_/     Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ Ann E. Moran
                           -----------------------------------------
                           Ann E. Moran
                           -----------------------------------------
                           Vice President and Assistant Treasurer
                           -----------------------------------------
Date: January 25, 1999
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               *Please print the name and title of the signing officer below the signature.